Fair Value of Financial Instruments and Derivative Instruments Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Derivative assets / Current assets	$ 0	$ 62
Derivative liabilities / Current liabilities	0	2
Not Designated as Hedging Instrument
Derivative [Line Items]
Total Derivative Assets	0	62
Total Derivative Liabilities	0	2
Not Designated as Hedging Instrument | Interest Rate Swap | Current assets
Derivative [Line Items]
Derivative assets / Current assets	0	62
Not Designated as Hedging Instrument | Interest Rate Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities / Current liabilities	$ 0	$ 2